Property and equipment	12 Months Ended
Dec. 31, 2019
Property and equipment
Property and equipment

10.            Property and equipment

Property and equipment consist of the following:

(In thousands)	December 31, 2018	December 31, 2019
Servers and network equipment	39,870	39,130
Computer equipment	1,889	1,762
Furniture, fixtures and office equipment	838	806
Motor vehicles	476	406
Leasehold improvements	3,190	6,566
Total original costs	46,263	48,670
Less: Accumulated depreciation	(31,125)	(28,357)
Less: Accumulated impairment	(10)	(4)
Sub-total	15,128	20,309
Construction in progress	6,775	18,461
Total	21,903	38,770

Depreciation expense recognized for the years ended December 31, 2017, 2018 and 2019 are summarized as follows:

(In thousands)	December 31, 2017	December 31, 2018	December 31, 2019
Cost of revenues	7,647	5,018	5,198
General and administrative expenses	277	245	317
Sales and marketing expenses	—	1	9
Research and development expenses	24	331	300
Total	7,948	5,595	5,824

Impairment loss of USD 20,000 has been recognized for the year ended December 31, 2017.  No impairment loss was recognized for the years ended December 31, 2018. Impairment loss of USD 6,000 has been reversed for the year ended December 31, 2019 due to disposal.